Financial Instruments - Summary of Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other loan receivables
Investment in term loans and interest receivable		$ 211,579
Total direct financing leases and other loan receivables	979,322	1,139,723
Payment activity [Member] | Performing [Member]
Summary of financing receivables
Direct financing leases	774,026	727,262
Other loan receivables
Long-term receivable included in other assets	50,136	31,634
Collateral [Member] | Non-Performing [Member]
Other loan receivables
Investment in term loans and interest receivable		211,579
Other internal metrics [Member] | Performing [Member]
Other loan receivables
Loans to equity accounted investees and joint venture partners	$ 155,160	$ 169,248